Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Current and Noncurrent Securities

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Non-current:
Available-for-sale securities	¥46,624	¥46,938	$565,518
Non-marketable equity securities	2,425	1,971	23,747

	¥49,049	¥48,909	$589,265

Schedule of Available for Sale Securities

	Millions of Yen								Thousands of U.S. Dollars
	2010				2011				2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,552	¥5,300	¥1,093	¥44,759	¥40,765	¥4,655	¥327	¥45,093	$491,145	$56,084	$3,940	$543,289
Corporate debt securities	1,778	87	—	1,865	1,802	43	—	1,845	21,711	518	—	22,229

	¥42,330	¥5,387	¥1,093	¥46,624	¥42,567	¥4,698	¥327	¥46,938	$512,856	$56,602	$3,940	$565,518

Schedule of Noncurrent Available For Sale Securities by Length Securities Have Been In Unrealized Loss Position

Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Thousands of U.S. Dollars
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	$16,157	$3,145	$2,867	$795	$19,024	$3,940

	Millions of Yen
	March 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥26,871	¥836	¥985	¥257	¥27,856	¥1,093

Schedule of Contractual Maturities of Debt Securities

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥517	¥519	$6,229	$6,253
Over five years	1,285	1,326	15,482	15,976

	¥1,802	¥1,845	$21,711	$22,229